Debt securities issued	12 Months Ended
Dec. 31, 2025
Debt securities issued [Abstract]
Debt securities issued
26.	Debt securities issued
Debt securities issued as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Interest rate (%)	Amount		Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	1.00~9.50	~~W~~	72,561,043	1.43~9.50	~~W~~	72,212,922
Subordinated debt securities issued	2.20~5.20		2,820,105	2.20~5.20		3,014,773
Gain on fair value hedges	—		(188,774)	—		(195,980)
Discount on debt securities issued	—		(85,489)	—		(94,499)

			75,106,885			74,937,216

Debt securities issued in foreign currencies:
Debt securities issued	0.98~6.60		13,979,805	0.98~5.40		14,012,181
Subordinated debt securities issued	3.34~5.75		4,995,972	3.75~5.75		4,186,893
Gain on fair value hedges	—		(250,628)	—		(87,714)
Discount on debt securities issued	—		(66,180)	—		(57,154)

			18,658,969			18,054,206

		~~W~~	93,765,854		~~W~~	92,991,422